Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 191,886	¥ 288,311	¥ 225,120
Reductions for tax positions of prior years	(19,696)	(11,533)	(25,302)
Additions for tax positions of prior years	9,325	8,980	59,159
Additions based on tax positions related to the current year	21,877	27,849	44,307
Settlements	(6,687)	(140,813)	(4,046)
Lapse in statute of limitations	(4,643)	(7,495)	(3,807)
Foreign currency translation adjustments	22,733	26,587	(7,120)
Balance at end of the fiscal year	214,795	191,886	288,311
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 93,098	¥ 72,947	¥ 77,925